Unaudited Condensed Financial Information of The Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2022
Unaudited Condensed Financial Information of The Parent Company (Tables) [Line Items]
Schedule of condensed balance sheets
	December 31,	December 31,
	2022	2021
ASSETS

Current assets
Cash	$47	$-
Total Current Assets	47	-

Deferred issuance costs	81	-
Investment in subsidiaries and VIEs (restricted)	91,695	91,593
Non-current assets	91,776	91,593
Total Assets	$91,823	$91,593

Liabilities and Equity

Current liabilities
Due to a related party	600	-
Total Current Liabilities	600	-
Total liabilities	600	-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 38,120,000 shares issued and outstanding as of December 31, 2022 and 2021	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2022 and 2021	4	4
Additional paid-in capital	79,549	75,575
Retained earnings	17,275	10,032
Accumulated other comprehensive income (loss)	(5,609)	2,548
Total Shareholders’ Equity	91,223	91,593

Total Liabilities and Shareholders’ Equity	$91,823	$91,593

Schedule of condensed statements of operations and comprehensive income (loss)
	Years Ended December 31,
	2022	2021	2020

Equity in earnings of subsidiaries	$8,259	$6,898	$6,091
General and administrative expenses	(472)	-	-
NET INCOME	7,787	6,898	6,091

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(8,157)	2,072	5,362
COMPREHENSIVE INCOME (LOSS)	$(370)	$8,970	$11,453

Schedule of condensed statements of cash flow
	Years Ended December 31,
	2022	2021	2020

Cash flows from operating activities
Net income	$7,787	$6,898	$6,091
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(8,259)	(6,898)	(6,091)
Net cash used in operating activities	(472)	-	-
Cash flows from investing activities	-	-	-
Cash flows from financing activities
Due to related party	600	-	-
Deferred issuance costs	(81)	-	-
Net cash provided by operating activities	519	-	-
Net increase in cash and restricted cash	47	-	-
Cash and restricted cash, beginning of year	$-	$-	$-
Cash and restricted cash, end of year	$47	$-	$-